Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2011 AXA And Its Subsidiaries [Member]	Dec. 31, 2012 AXA And Its Subsidiaries [Member]	Dec. 31, 2011 AXA And Its Subsidiaries [Member]	Dec. 31, 2010 AXA And Its Subsidiaries [Member]	Mar. 31, 2011 Australian Joint Venture [Member]	Dec. 31, 2010 Australian Joint Venture [Member]	Mar. 31, 2011 AXA Interest In Australian Joint Venture [Member]	Dec. 31, 2010 AXA Interest In Australian Joint Venture [Member]	Dec. 31, 2012 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2011 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2010 AllianceBernstein Venture Fund I, L.P. [Member]	Dec. 31, 2012 Mutual Fund [Member]	Dec. 31, 2011 Mutual Fund [Member]	Dec. 31, 2010 Mutual Fund [Member]
Related Party Transaction [Line Items]
Sales of company-sponsored mutual funds										$ 1,700,000,000	$ 400,000,000	$ 500,000,000
Capital contributions from general partner			1,382,000	1,684,000	4,440,000	4,793,000	4,879,000
Net receivable balance					6,100,000	2,500,000	900,000
Revenues:
Investment advisory and services fees	459,065,000	423,863,000	902,902,000	849,423,000	1,772,257,000	1,916,419,000	2,051,692,000			113,076,000	114,266,000	135,004,000	8,500,000	37,100,000	3,000,000	12,800,000				885,669,000	840,165,000	778,284,000
Bernstein research services	114,771,000	103,008,000	224,456,000	209,351,000	413,707,000	437,414,000	430,521,000			982,000	802,000	492,000								133,000	66,000	121,000
Distribution revenues	120,775,000	97,137,000	239,520,000	188,097,000	401,706,000	351,621,000	338,597,000			943,000	0	0								400,763,000	351,621,000	338,597,000
Other revenues	27,455,000	24,844,000	53,755,000	49,129,000	101,801,000	107,569,000	109,803,000			599,000	599,000	583,000								5,127,000	5,643,000	5,726,000
Total revenues	734,950,000	642,981,000	1,444,914,000	1,325,493,000	2,739,959,000	2,752,441,000	2,952,105,000			115,600,000	115,667,000	136,079,000
Distribution revenues	120,775,000	97,137,000	239,520,000	188,097,000	401,706,000	351,621,000	338,597,000			943,000	0	0								400,763,000	351,621,000	338,597,000
Shareholder servicing fees																				89,117,000	91,931,000	93,148,000
Expenses:
Commissions and distribution payments to financial intermediaries										7,924,000	7,411,000	8,896,000
General and administrative	104,461,000	129,310,000	209,750,000	254,220,000	508,364,000	533,578,000	516,185,000			19,779,000	22,191,000	21,256,000
Other	56,332,000	51,775,000	107,324,000	101,509,000	202,191,000	219,197,000	193,822,000			1,550,000	1,467,000	264,000
Total expenses	597,621,000	563,416,000	1,182,545,000	1,143,980,000	2,534,372,000	2,958,360,000	2,489,695,000			29,253,000	31,069,000	30,416,000
Balance Sheet:
Institutional investment advisory and services fees receivable	(245,929,000)		(245,929,000)		(265,685,000)	(265,248,000)				7,878,000	9,004,000	18,654,000
Prepaid insurance										1,342,000	1,411,000	1,199,000
Other due (to) from AXA and its subsidiaries										(3,732,000)	(4,319,000)	(4,732,000)
Total										5,488,000	6,096,000	15,121,000
Consolidated private equity fund	577,786,000		577,786,000		609,357,000	618,924,000											47,000,000	59,000,000	101,000,000
Limited partnership interest held in AllianceBernstein Venture I, L.P. (in hundredths)	10.00%		10.00%		10.00%												10.00%
Ownership interest in consolidated joint venture sold by AXA (in hundredths)								50.00%	50.00%
Ownership interest in consolidated joint venture purchased from unaffiliated third party (in hundredths)								50.00%
Minority Interest [Abstract]
Net (loss) income of consolidated entities attributable to non-controlling interests	$ 6,376,000	$ (1,276,000)	$ 4,891,000	$ 5,988,000	$ (315,000)	$ (36,799,000)	$ (15,320,000)		$ 400,000			$ 3,600,000